Equity Investments in Real Estate (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Equity Method Investment Summarized Financial Information
Real estate, net	$ 936,505	$ 879,158
Other assets	903,857	744,420
Assets	1,840,362	1,623,578
Non-recourse debt	(932,288)	(971,169)
Other liabilities	(130,857)	(89,334)
Liabilities	(1,063,145)	(1,060,503)
Noncontrolling interests	(68,358)	(68,353)
Partners/members equity	$ 708,859	$ 494,722